Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of plant property equipment
The changes in property, plant and equipment for the year ended December 31, 2024, are as follows:

	Land and buildings	Vehicles, machinery, facilities, computer hardware and furniture and fixtures	Oil and gas properties	Production wells and facilities	Works in progress	Materials and spare parts	Total
Cost
Amounts as of December 31, 2023	12,574	43,524	498,707	2,036,644	123,015	44,955	2,759,419
Additions	—	—	—	23,325 (1)	1,034,608	238,831	1,296,764
Transfers	(4,310)	11,102	—	1,154,325	(966,416)	(194,701)	—
Disposals	—	(560)	—	—	—	—	(560)
Reversal of impairment of long-lived assets (2)	—	—	2,201	2,493	—	—	4,694

Amounts as of December 31, 2024	8,264	54,066	500,908	3,216,787	191,207	89,085	4,060,317

Accumulated depreciation
Amounts as of December 31, 2023	(232)	(15,239)	(80,655)	(735,534)	—	—	(831,660)
Depreciation	—	(6,563)	(21,044)	(394,919)	—	—	(422,526)
Disposals	—	339	—	—	—	—	339
Reversal of impairment of long-lived assets (2)	—	—	(92)	(395)	—	—	(487)

Amounts as of December 31, 2024	(232)	(21,463)	(101,791)	(1,130,848)	—	—	(1,254,334)

Net value

Amounts as of December 31, 2024	8,032	32,603	399,117	2,085,939	191,207	89,085	2,805,983

The changes in property, plant and equipment for the year ended December 31, 2023, are as follows:

	Land and buildings	Vehicles, machinery, facilities, computer hardware and furniture and fixtures	Oil and gas properties		Production wells and facilities		Works in progress	Materials and spare parts	Total
Cost
Amounts as of December 31, 2022	10,794	43,522	513,164		1,607,895		153,948	41,958	2,371,281
Additions	—	1	—		—		636,189	98,124	734,314
Transfers	3,474	7,551	—		738,092		(666,739)	(82,378)	—
Disposals	—	(13)	(2,475	) (1)	(930	) (2)	—	—	(3,418)
Impairment of long -lived assets (3)	—	—	(11,982)		(16,393)		—	—	(28,375)
Disposals related to the transfer of conventional assets (4)	(1,694)	(7,537)	—		(292,020)		(383)	(12,749)	(314,383)

Amounts as of December 31, 2023	12,574	43,524	498,707		2,036,644		123,015	44,955	2,759,419

Accumulated depreciation
Amounts as of December 31, 2022	(300)	(15,587)	(67,947)		(681,108)		—	—	(764,942)
Depreciation	(3)	(4,921)	(13,634)		(246,238)		—	—	(264,796)
Disposals	—	10	424	(1)	—		—	—	434
Impairment of long -lived assets (3)	—	—	502		3,288		—	—	3,790
Disposals related to the transfer of conventional assets (4)	71	5,259	—		188,524		—	—	193,854

Amounts as of December 31, 2023	(232)	(15,239)	(80,655)		(735,534)		—	—	(831,660)

Net value

Amounts as of December 31, 2023	12,342	28,285	418,052		1,301,110		123,015	44,955	1,927,759

(1)	Related to the farmout agreement I and II mentioned in Note 29.2.1.1 and 29.2.1.2.
(2)	Related to the re-estimation of well plugging and abandonment (Note 22.1). This transaction did not generate cash flows.
(3)	See Note 3.2.2.
(4)	See Note 3.2.7.